Investment Objectives and Goals	Dec. 31, 2024
BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Brookfield Global Renewables & Sustainable Infrastructure Fund